Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Outstanding Financial Instruments Whose Contract Amounts Represent Credit Risk

As of December 31, 2016 and 2015, outstanding financial instruments whose contract amounts represent credit risk were as follows:

	2016	2015
	(dollars in thousands)
Commitments to extend credit	$86,651	$82,417
Credit card commitments	9,870	9,269
Standby letters of credit	1,628	2,255
	$98,149	$93,941